UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2014

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2014

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$117,928,991	16.04%
Farallon Capital Offshore Investors, Inc.	118,882,223	16.17
Luxor Capital Partners, LP	38,029,541	5.17
Oceanwood Opportunities Fund L.P.	106,898,357	14.54
Sowood Alpha Fund LP(1)	159,495	0.02
Total Event Driven Arbitrage	381,898,607	51.94

Fixed Income Arbitrage
FFIP, L.P.	118,506,901	16.12
Parsec Trading Corp.	62,409,165	8.49
Total Fixed Income Arbitrage	180,916,066	24.61

Global Macro
Absolute Return Capital Partners, L.P.	42,511,513	5.78
Total Global Macro	42,511,513	5.78

Long/Short Credit
Brevan Howard Credit Catalysts Fund, L.P.	64,500,175	8.77
Total Long/Short Credit	64,500,175	8.77

Multi-Strategy/ Global Tactical Asset Allocation (GTAA)
GMO Mean Reversion Fund (Onshore)	23,171,650	3.15
Total Multi-Strategy/ GTAA	23,171,650	3.15

Volatility Arbitrage
Capstone Vol (Offshore) Limited	37,010,907	5.04
Total Volatility Arbitrage	37,010,907	5.04

Total investments in Portfolio Funds (cost $541,255,791)	730,008,918	99.29

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2014

Investments	Fair Value	Percentage of Members' Capital(2)

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 6,309,804)	6,309,804	0.86

Total investments (cost $547,565,595)	$736,318,722	100.15%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $735,216,647.

3 Rate disclosed is the 7-day effective yield as of 04/30/2014.

The aggregate cost of investments for tax purposes was $570,768,415. Net unrealized appreciation on investments for tax purposes was $165,550,307 consisting of $169,808,134 of gross unrealized appreciation and $4,257,827 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.29% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2014

Investments	Fair Value	Percentage of Members' Capital(1)

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$78,959,453	15.38%
Centerbridge Credit Partners, L.P.	51,096,046	9.95
Davidson Kempner Distressed Opportunities Fund LP	71,448,762	13.92
Silver Point Capital Fund, L.P.	3,312,859	0.65
Watershed Capital Partners, L.P.	61,597,114	12.00
Total Distressed - Long Biased	266,414,234	51.90

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	101,452,067	19.76
Aurelius Capital Partners, LP	93,262,212	18.17
King Street Capital, L.P.	52,123,796	10.15
Total Distressed - Variable Biased	246,838,075	48.08

Total investments in Portfolio Funds (cost $327,500,218)	513,252,309	99.98

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 1,082,611)	1,082,611	0.21

Total investments (cost $328,582,829)	$514,334,920	100.19%

1 Percentages are based on Members’ Capital of $513,374,482.

2 Rate disclosed is the 7-day effective yield as of 04/30/2014.

The aggregate cost of investments for tax purposes was $382,073,091. Net unrealized appreciation on investments for tax purposes was $132,261,829 consisting of $134,057,914 of gross unrealized appreciation and $1,796,085 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.98% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2014

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$66,394,177	6.29%
Sansar Capital Holdings, Ltd (1)	93,231	0.01
Spindrift Partners, L.P.	1,102,406	0.10
Total Directional Equity	67,589,814	6.40

Equity Hedged - Generalist
Conatus Capital Partners LP	94,978,193	8.99
Eminence Partners, L.P.	25,434,712	2.41
Highfields Capital II LP	29,626,100	2.81
Lakewood Capital Partners, LP	13,809,159	1.31
Moon Capital Global Equity Fund, LP	56,094,445	5.31
MW European TOPS Fund	103,125,276	9.76
Route One Fund I, L.P.	13,279,504	1.26
Turiya Fund LP	34,156,607	3.23
Viking Global Equities LP	148,300,462	14.04
Total Equity Hedged - Generalist	518,804,458	49.12

Equity Hedged - Sector Specialist
Cadian Fund LP	83,930,882	7.95
Long Pond Capital QP Fund, LP.	50,615,724	4.79
North River Partners, L.P.	106,729,544	10.10
Tiger Consumer Partners, L.P.	65,039,212	6.16
Total Equity Hedged - Sector Specialist	306,315,362	29.00

Short-Biased Equity
Copper River Partners, L.P.(1)	169,638	0.02
GMO Tactical Opportunities Fund (Onshore)	10,071,812	0.95
Kriticos International Limited	41,559,958	3.94
Total Short-Biased Equity	51,801,408	4.91

Total investments in Portfolio Funds (cost $752,242,290)	$944,511,042	89.43%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2014

Investments	Fair Value	Percentage of Members' Capital(2)
MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 35,281,029)	35,281,029	3.34

Total investments (cost $787,523,319)	$979,792,071	92.77%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $1,056,121,372.

3 Rate disclosed is the 7-day effective yield as of 04/30/2014.

The aggregate cost of investments for tax purposes was $851,282,865. Net unrealized appreciation on investments for tax purposes was $128,509,206 consisting of $163,911,048 of gross unrealized appreciation and $35,401,842 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.43% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2014:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$—	$106,898,357	$275,000,250	$381,898,607
Fixed Income Arbitrage	—	62,409,165	118,506,901	180,916,066
Global Macro	—	42,511,513	—	42,511,513
Long/Short Credit	—	—	64,500,175	64,500,175
Multi-Strategy/GTAA	—	23,171,650	—	23,171,650
Volatility Arbitrage	—	37,010,907	—	37,010,907
Money Market Investment	6,309,804	—	—	6,309,804
Total Investments	$6,309,804	$272,001,592	$458,007,326	$736,318,722

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$266,414,234	$266,414,234
Distressed - Variable Biased	—	—	246,838,075	246,838,075
Money Market Investment	1,082,611	—	—	1,082,611
Total Investments	$1,082,611	$—	$513,252,309	$514,334,920

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Directional Equity	$—	$66,394,177	$1,195,637	$67,589,814
Equity Hedged - Generalist	—	211,912,628	306,891,830	518,804,458
Equity Hedged - Sector Specialist	—	65,039,212	241,276,150	306,315,362
Short-Biased Equity	—	51,631,770	169,638	51,801,408
Money Market Investment	35,281,029	—	—	35,281,029
Total Investments	$35,281,029	$394,977,787	$549,533,255	$979,792,071

During the period February 1, 2014 through April 30, 2014 there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending April 30, 2014.

Transfers between Level 2 and Level 3, if any, reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Event Driven Arbitrage – Special Situations	Fixed Income Arbitrage	Long/Short Credit	Total
Beginning Balance as of 1/31/14	$270,275,522	$3,551,908	$116,662,058	$62,318,194	$452,807,682
Realized Gain/(Loss)	—	276,917	—	—	276,917
Change in Unrealized Appreciation/ (Depreciation)	4,724,728	(55,007)	1,844,843	2,181,981	8,696,545
Purchases	—	—	—	—	—
Sales	—	(3,773,818)	—	—	(3,773,818)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 4/30/14	$275,000,250	$—	$118,506,901	$64,500,175	$458,007,326

Aetos Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/14	$264,188,947	$252,894,714	$517,083,661
Realized Gain/(Loss)	1,497,468	9,318,361	10,815,829
Change in Unrealized Appreciation/ (Depreciation)	5,751,280	(950,082)	4,801,198
Purchases	—	—	—
Sales	(5,023,461)	(14,424,918)	(19,448,379)
Transfers Into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance as of 4/30/14	$266,414,234	$246,838,075	$513,252,309

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Beginning Balance as of 1/31/14	$1,206,390	$412,426,453	$237,237,228	$169,638	$651,039,709
Realized Gain/(Loss)	73	43,510,718	8,780,168	—	52,290,959
Change in Unrealized Appreciation/ (Depreciation)	(10,758)	(42,747,558)	(5,741,246)	—	(48,499,562)
Purchases	392	10,000,000	25,000,000	—	35,000,392
Sales	(460)	(116,297,783)	(24,000,000)	—	(140,298,243)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 4/30/14	$1,195,637	$306,891,830	$241,276,150	$169,638	$549,533,255

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at April 30, 2014 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Event Driven Arbitrage – Special Situations	Fixed Income Arbitrage	Long/Short Credit	Total
Change in unrealized appreciation	$4,724,728	$—	$1,844,843	$2,181,981	$8,751,552

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation	$6,829,746	$3,354,060	$10,183,806

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Change in unrealized appreciation/(depreciation)	$(10,682)	$561,882	$(811,334)	$—	$(260,134)

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 16, 2014

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 16, 2014

* Print the name and title of each signing officer under his or her signature.